SHORT TERM DEBT (Details Narrative) - Convertible notes 2020 [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted	$ 15,000	$ 82,415
Debt conversion unpaid amount	$ 25,000	$ 40,000